Note 1 - Basis of Presentation (Details Textual) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			263,992	168,328
Convertible Debt Securities [Member] | Secured Senior Secured Convertible Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	263,992	263,992
Convertible Debt Securities [Member] | Convertible Credit Line [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	168,328
Alpha Energy Texas Operating, LLC [Member]
Subsidiary, Ownership Percentage, Parent	100.00%		100.00%